Stockholders' Equity and Stock-Based Compensation (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-based compensation expense	$ 5,486	$ 8,707	$ 7,476
Tax benefit related thereto	(1,826)	(2,908)	(2,469)
Stock-based compensation expense, net of tax	$ 3,660	$ 5,799	$ 5,007